Trade and Other Receivables (Details 1)	12 Months Ended
Sep. 30, 2023 USD ($)
Statement [Line Items]
Accounts receivable in percentage	100.00%
Accounts receivable	$ 9,404
Current
Statement [Line Items]
Accounts receivable in percentage	74.80%
Accounts receivable	$ 7,034
31 to 60 days
Statement [Line Items]
Accounts receivable in percentage	20.00%
Accounts receivable	$ 1,881
61 to 90 days
Statement [Line Items]
Accounts receivable in percentage	0.60%
Accounts receivable	$ 56
91 to 120 days
Statement [Line Items]
Accounts receivable in percentage	2.90%
Accounts receivable	$ 273
Over 120 days
Statement [Line Items]
Accounts receivable in percentage	1.70%
Accounts receivable	$ 160